MARKET DISRUPTION AND GEOPOLITICAL RISKS	3 Months Ended
Mar. 31, 2023
Market Disruption And Geopolitical Risks
MARKET DISRUPTION AND GEOPOLITICAL RISKS

NOTE 11. MARKET DISRUPTION AND GEOPOLITICAL RISKS

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Company’s performance. The ultimate impact of COVID-19 and Russia invasion on the financial performance of the Company’s investments is not reasonably estimable at this time.